Risk management - Leverage ratio (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk management
Loans and borrowings (Note 20)		$ 46,731,754	$ 38,239,139
Cash and cash equivalents (Note 6)		(5,082,308)	(7,075,758)	$ (6,311,744)	$ (7,945,885)
Other financial assets (Note 9)		(3,071,659)	(4,979,292)
Net financial debt		38,577,787	26,184,089
Equity (Note 24)		$ 53,499,363	$ 58,231,628	$ 57,107,780	$ 48,215,699
Leverage	[1]	41.90%	31.02%

[1]	Leverage = Net financial debt / (Net financial debt + Equity)